Form N-1A Supplement	May 01, 2025
VanEck Digital India ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

SUPPLEMENT DATED FEBRUARY 27, 2026 TO THE SUMMARY PROSPECTUS
DATED MAY 1, 2025
AND THE PROSPECTUS DATED MAY 1, 2025, as supplemented,
OF VANECK ETF TRUST

This Supplement updates certain information contained in the above-dated Summary Prospectus and Prospectus for VanEck ETF Trust (the “Trust”) regarding the VanEck Digital India ETF (the “Fund”), a series of the Trust. You may obtain copies of the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the VanEck website at www.vaneck.com.
Effective March 20, 2026 (the “Effective Date”), MarketVector Indexes GmbH will implement changes to the methodology of the MVIS Digital India Index (the “Digital India Index”), the Fund's benchmark index.